Trade Receivables – Net (Details) - Schedule of Age of Net Receivables that are Past Due - MXN ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Age of Net Receivables that are Past Due [Line Items]
Total	$ 1,208,879	$ 1,859,968
30 - 60 days [Member]
Schedule of Age of Net Receivables that are Past Due [Line Items]
Total	423,500	149,250
61 - 90 days [Member]
Schedule of Age of Net Receivables that are Past Due [Line Items]
Total	192,525	709,781
91 + days [Member]
Schedule of Age of Net Receivables that are Past Due [Line Items]
Total	$ 592,854	$ 1,000,937